Financial instruments: valuation - Movement in Level 3 portfolios - Assets (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Movement in level 3 assets
Financial assets	£ 702,601		£ 720,053
At fair value
Movement in level 3 assets
Financial assets	149,656		162,882
At fair value | Level 3
Movement in level 3 assets
Financial assets	2,105	£ 2,059	2,333	£ 2,052
Amounts recorded in the income statement	(80)	114
Amounts recorded in the statement of comprehensive income	12	(19)
Level 3 transfers in	68	143
Level 3 transfers out	(34)	(102)
Purchases/Originations	160	419
Settlements/Other decreases	(24)	(28)
Sales	(175)	(526)
Foreign exchange and other adjustments	(19)	6
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(81)	114
At fair value | Level 3 | Trading assets
Movement in level 3 assets
Financial assets	1,207	1,637	1,403	1,659
Amounts recorded in the income statement	(80)	134
Level 3 transfers in	4	143
Level 3 transfers out	(34)	(101)
Purchases/Originations	92	352
Settlements/Other decreases	(24)	(28)
Sales	(150)	(526)
Foreign exchange and other adjustments	(4)	4
Amounts recorded in the income statement in respect of balances held at year end - unrealised	(80)	134
At fair value | Level 3 | Financial assets, other
Movement in level 3 assets
Financial assets	898	422	£ 930	£ 393
Amounts recorded in the income statement		(20)
Amounts recorded in the statement of comprehensive income	12	(19)
Level 3 transfers in	(72)
Level 3 transfers out		(1)
Purchases/Originations	68	67
Sales	(25)
Foreign exchange and other adjustments	(15)	2
Amounts recorded in the income statement in respect of balances held at year end - unrealised	£ (1)	£ (20)